Net Sales By Segment - Additional Information (Detail) - BRL (R$) R$ in Thousands	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018		Dec. 31, 2017
Disclosure of operating segments [line items]
Description about major customers	No customers or specific group represented 10% or more of net sales for the years presented in other segments.
Revenue from Major Customer	R$ 20,611,409	R$ 16,834,768	[1]	R$ 13,579,021	[1]
Major Customers [member]
Disclosure of operating segments [line items]
Revenue from Major Customer	R$ 773,286	R$ 912,943		R$ 893,056

[1]	For details on this restated, see note 24.